Note 8 - Inventories (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Tables/Schedules
Schedule of Inventories	Inventories consist of the following:
	30-Jun-16	31-Dec-15
	US$	US$
Raw material	$0	$0
Work in process	714,109	496,971
Finished goods	0	0
	$714,109	$496,971
Inventories consist of the following:
	31-Dec-15	31-Dec-14
	US$	US$
Raw material	$0	$0
Work in process	496,971	279,783
Finished goods	0	0
	$496,971	$279,783